Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies
Schedule of expected useful lives

Vessel
LNG vessel component	35 years
Dry-docking component	5 years
Intermediate survey component	the period until the next dry-docking (i.e. 1-3 years)
Furniture, computer, software and other office equipment	3-5 years
Leasehold improvements	12 years (or remaining term of the lease)